Note K - Notes Payable (Details) (USD $)	1 Months Ended		12 Months Ended				24 Months Ended								24 Months Ended			12 Months Ended					0 Months Ended
	May 31, 2011	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	May 20, 2011	Dec. 31, 2012 Principal [Member] Shaar Note [Member]	Dec. 31, 2012 Interest [Member] Shaar Note [Member]	Dec. 31, 2010 Existing Warrants [Member]	Dec. 31, 2010 New Warrant [Member]	Dec. 28, 2009 Shaar [Member] Convertible Promissory Note [Member]	Dec. 28, 2009 Colatosti [Member] Convertible Promissory Note [Member]	Dec. 28, 2009 Thomas Colatosti [Member] Seven Percent Convertible Promissory Note [Member]	May 20, 2011 Absorbed by Note Holders [Member]	Dec. 31, 2012 Shaar Note [Member]	May 20, 2011 Shaar Note [Member]	Dec. 31, 2010 Shaar Note [Member]	Dec. 31, 2012 Colatosti Note [Member]	Dec. 31, 2011 Colatosti Note [Member]	Mar. 31, 2013 Colatosti Note [Member]	May 20, 2011 Colatosti Note [Member]	Dec. 31, 2010 Colatosti Note [Member]	Feb. 26, 2013 Inter Digital Note [Member]	Mar. 31, 2013 Inter Digital Note [Member]
Note K - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											7.00%	7.00%	7.00%				7.00%					7.00%	7.00%
Debt Instrument, Face Amount											$ 673,079	$ 64,878					$ 3,157,759					$ 350,804	$ 497,307
Debt Instrument, Annual Principal Payment				500,000									64,878
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									5,108,333	8,000,000
Term of Warrant										5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)										0.30
Proceeds from (Payments for) Other Financing Activities				500,000
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		125,209	125,209
Repayments of Secured Debt	3,157,759						3,157,759	80,286							3,192,421
Discount on Early Payment of Note Receivable Granted by the Company						150,000								50,000
Reduction in Note Repayment																45,624
Reduction in Principle Amount of Note Payable																					4,376
Notes Payable			346,428		321,428													321,428		0				497,307
Interest Expense, Debt																		24,626	23,309
Interest Payable																		47,935	23,309
Debt Instrument Default Rate While A Nonpayment DefaultIs Continuing																							0.09
Debt Issuance Cost																							$ 57,203